Accounting Policies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013 Segment Facility Contract	Apr. 30, 2012	Apr. 30, 2011
Property, Plant and Equipment [Line Items]
Machinery and equipment	$ 1,267.5	$ 1,160.3
Accounting Policies (Additional Textual) [Abstract]
Approximate percentage of net sales sold to Wal-Mart Stores, Inc. and subsidiaries	26.00%	26.00%	26.00%
Number of U.S. retail market segments that contain major customer sales	2
Amount due from Wal-Mart Stores, Inc. and subsidiaries included in trade receivables	92.0	84.1
Company's total promotional expenditures, including amounts classified as a reduction of net sales, represented approximately in percentage of net sales	25.00%
Advertising expense	131.6	119.6	115.1
Research and Development Costs	24.7	21.9	21.0
Requisite performance period for share based payments	1 year
Requisite service period for share based payments	4 years
Compensation cost related to nonvested share-based awards not yet recognized	31.4
Weighted-average period of recognition	2 years 10 months 24 days
Tax benefit of stock plans	2.9	4.8	7.3
Excess tax benefits realized upon exercise or vesting of share-based compensation	2.9	4.8	7.0
Charges for defined contribution plan	18.6	16.1	16.4
Allowance for doubtful accounts	1.3	1.7
Increase (Decrease) in net provision for the allowance for doubtful accounts	(0.4)	(0.2)	0.4
Work-in-process	64.0	78.3
Minimum operating lease obligations in 2014	24.5
Minimum operating lease obligations in 2015	16.6
Minimum operating lease obligations in 2016	16.1
Minimum operating lease obligations in 2017	14.5
Minimum operating lease obligations in 2018	13.7
Rent expense	59.2	56.5	57.6
Proceeds from available-for-sale marketable securities realized upon maturity or sale	0	18.6	57.1
Fair value of funds for the payment of benefits associated with nonqualified retirement plans included in other noncurrent assets	48.8	36.2
Unrealized gains included in accumulated other comprehensive loss on available-for-sale securities	7.1	4.0
Related tax expense recognized in accumulated other comprehensive loss for available-for-sale securities	(2.6)	(1.5)
Gains included in accumulated other comprehensive loss on foreign currency translation adjustments	61.5	67.0
Approximate percentage of the Company's employees, covered by union contracts	28.00%
Number of union contracts expiring in 2014	4
Percentage of employees covered by union contracts expiring in next fiscal year	8.00%
Facilities covered by union contracts	9
Sales [Member] | Major Customer [Member]
Concentration Risk [Line Items]
Percentage of sales to be considered to determine major customers	10.00%
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	20 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	3 years
Capitalized software costs [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	7 years
Capitalized software costs [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	3 years
Buildings, fixtures, and improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	40 years
Buildings, fixtures, and improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	5 years
Coffee brew equipment [Member]
Property, Plant and Equipment [Line Items]
Machinery and equipment	$ 39.2	$ 37.1